Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	333-179250
Entity Registrant Name	Navios South American Logistics Inc.
Entity Central Index Key	0001506042
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Aguada Park Free Zone
Entity Address, City or Town	Paraguay
Entity Address, Country	UY
Entity Address, Postal Zip Code	2141
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	20,000
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1349
Auditor Name	PRICEWATERHOUSE & Co. S.R.L.
Auditor Location	Buenos Aires, Argentina
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	One New York Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	212
Local Phone Number	859-8000
Contact Personnel Name	Mark Hayek